SCHEDULE OF RECONCILIATION OF EXPECTED FEDERAL STATUTORY INCOME TAX RATE TO EFFECTIVE INCOME TAX RATE (Details)	11 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Statutory income tax rate	23.00%
Entertainment	(0.03%)
U.S. federal rate differential	(1.11%)
Valuation allowance	(19.06%)
Stock-based compensation	(2.80%)
Total	0.00%